CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands		Total	Accumulated Other Comprehensive Income/ (loss)(3) [1]	Total before Non-controlling interest	Non-controlling Interest	Limited Partner	General Partner Units and IDRs [2]	Common Units	Common Units Total before Non-controlling interest	Common Units Limited Partner	Subordinated Units Limited Partner	Preferred Units	Preferred Units Total before Non-controlling interest	Preferred Units Limited Partner
Balance at beginning of the period at Dec. 31, 2015		$ 596,515	$ (9,725)	$ 529,750	$ 66,765		$ 40,293			$ 486,533	$ 12,649
Increase (Decrease) in Partners' Capital
Net income		185,742		172,171	13,571		23,135			139,948	9,088
Cash distributions	[3]	(154,668)		(154,668)			(11,846)			(124,400)	(18,422)
Non-controlling interest dividends		(12,360)			(12,360)
Other comprehensive income (loss)		4,672	4,672	4,672
Common units repurchased and canceled		(495)		(495)						(495)
Conversion of subordinated units										3,315	(3,315)
Grant of unit options		23		23						23
Exchange of IDRs		(15,000)		(15,000)			(640)			(14,360)
Balance at end of the period at Dec. 31, 2016		604,429	(5,053)	536,453	67,976		50,942			490,564
Increase (Decrease) in Partners' Capital
Net income		144,848		129,280	15,568		2,544			124,656				$ 2,080
Cash distributions	[3]	(163,141)		(163,141)			(3,221)			(157,840)				(2,080)
Non-controlling interest dividends		(7,000)			(7,000)
Other comprehensive income (loss)		5,079	5,079	5,079
Net proceeds from issuance of units							2,214	$ 122,116	$ 122,116	119,902		$ 132,991	$ 132,991	132,991
Conversion of earn-out units		8,041		8,041			121			7,920
Grant of unit options		238		238						238
Balance at end of the period at Dec. 31, 2017		847,601	26	771,057	76,544		52,600			585,440				132,991
Increase (Decrease) in Partners' Capital
Net income		76,548		73,190	3,358		1,223			59,925				12,042
Cash distributions	[3]	(164,714)		(164,714)			(3,066)			(149,606)				(12,042)
Other comprehensive income (loss)		(26)	(26)	(26)
Net proceeds from issuance of units							291	$ 13,854	$ 13,854	13,563
Common units repurchased and canceled		(13,980)		(13,980)						(13,980)
Grant of unit options		234		234						234
Balance at end of the period at Dec. 31, 2018		$ 759,517	$ 0	$ 679,615	$ 79,902	$ 0	$ 51,048			$ 495,576	$ 0			$ 132,991

[1]	Relates to unrealized net losses/(income) on qualifying cash flow hedges.
[2]	As of December 31, 2018 and 2017, the carrying value of the equity attributable to the IDR holders was $32.5 million
[3]	This includes cash distributions to IDR holders for the years ended December 31, 2018, 2017 and 2016 of $nil, $nil and $8.8 million, respectively. In addition, it includes accrued distributions to Series A Preferred Unitholders for the period from November 15, 2018 to December 31, 2018.